Restatement of Financial Statements - Restatement of Cash Flows (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Restatement [Line Items]
Net Income (loss)	$ 40,606,478		$ (63,902,585)
Adjustments to reconcile net loss to net cash used in operating activities			62,822,984
Net cash used in operating activities	(1,051,647)		(1,165,494)
Net cash used in investing activities	$ 230,000		(690,000,000)
Net cash provided by financing activities			692,860,173
Net change in cash			1,694,679
As Previously Reported
Restatement [Line Items]
Net Income (loss)		$ (206,850)	(933,235)
Adjustments to reconcile net loss to net cash used in operating activities		67,794	(146,366)
Net cash used in operating activities		(515,550)	(1,165,494)
Net cash used in investing activities		(690,000,000)	(690,000,000)
Net cash provided by financing activities		693,295,138	692,860,173
Net change in cash		$ 2,779,588	1,694,679
Restatement Adjustment
Restatement [Line Items]
Net Income (loss)			(62,969,350)
Adjustments to reconcile net loss to net cash used in operating activities			$ 62,969,350